CONSOLIDATED BALANCE SHEETS	Dec. 31, 2019 USD ($)
Current assets:
Cash and cash equivalents	$ 40,469
Inventory	1,061,969
Prepaid expenses	63,516
Total current assets	1,165,954
Property, equipment and software, net	72,593
Deposits	43,510
Total assets	1,282,057
Current liabilities:
Accounts payable	1,597,770
Accrued expenses and other liabilities	1,121,317
Deferred revenue	15,231
Due to related parties	263,427
Accrued interest payable	129,982
Note payable - related party	115,000
Venture debt, net of discount	4,382,549
Total current liabilities	7,625,276
Convertible notes	799,280
Warrant liability	7,700
Total liabilities	8,432,256
Commitments and contingencies (Note 13)
Stockholders' deficit:
Common stock, $0.0001 par, 200,000,000 shares authorized, 664,167 and 664,167 shares issued and outstanding as of both December 31, 2020 and 2019(1)	66	[1]
Additional paid-in capital	15,486,050
Subscription receivable	(22,677)
Accumulated deficit	(22,617,702)
Total stockholders' equity (deficit)	(7,150,199)
Total liabilities and stockholders' equity (deficit)	1,282,057
Series Seed Preferred Stock
Stockholders' deficit:
Convertible preferred stock	2,071
Series A convertible preferred stock
Stockholders' deficit:
Convertible preferred stock	565
Series A-2 convertible preferred stock
Stockholders' deficit:
Convertible preferred stock	593
Series A-3 convertible preferred stock
Stockholders' deficit:
Convertible preferred stock	823
Series CF convertible preferred stock
Stockholders' deficit:
Convertible preferred stock	$ 12

[1]	The shares have been retroactively restated to reflect the 1-for-15.625 reverse stock split approved by the board of directors and shareholders in May 2021, of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s convertible preferred stock (see Note 14)